STATEMENT OF INVESTMENTS
BNY Mellon S&P 500 Index Fund

January 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Automobiles & Components - 2.5%
Aptiv	17,190	[a]	2,347,810
BorgWarner	15,670		687,130
Ford Motor	247,960		5,033,588
General Motors	90,247	[a]	4,758,724
Tesla	51,276	[a]	48,031,255
			60,858,507
Banks - 4.2%
Bank of America	453,976		20,946,453
Citigroup	124,372		8,099,105
Citizens Financial Group	27,803		1,431,020
Comerica	8,524		790,857
Fifth Third Bancorp	41,923		1,871,023
First Republic Bank	11,187		1,941,951
Huntington Bancshares	92,494		1,392,960
JPMorgan Chase & Co.	186,284		27,681,802
KeyCorp	55,808		1,398,548
M&T Bank	8,386		1,420,421
People's United Financial	28,144		545,431
Regions Financial	62,407		1,431,617
Signature Bank	3,746		1,141,144
SVB Financial Group	3,633	[a]	2,121,309
The PNC Financial Services Group	26,459		5,450,289
Truist Financial	82,897		5,207,590
U.S. Bancorp	83,746		4,873,180
Wells Fargo & Co.	250,610		13,482,818
Zions Bancorp	8,857		600,682
			101,828,200
Capital Goods - 5.2%
3M	36,188		6,007,932
A.O. Smith	8,091		618,314
Allegion	5,791		710,729
AMETEK	14,648		2,003,407
Carrier Global	54,331		2,590,502
Caterpillar	34,266		6,906,655
Cummins	9,004		1,988,804
Deere & Co.	17,739		6,676,960
Dover	8,662		1,471,760
Eaton	25,168		3,987,366
Emerson Electric	38,024		3,496,307

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Capital Goods - 5.2% (continued)
Fastenal	36,417		2,064,116
Fortive	22,714		1,602,246
Fortune Brands Home & Security	8,475		798,091
Generac Holdings	4,053	[a]	1,144,486
General Dynamics	14,741		3,126,566
General Electric	68,655		6,486,524
Honeywell International	43,395		8,873,410
Howmet Aerospace	23,603		733,817
Huntington Ingalls Industries	2,524		472,493
IDEX	4,829		1,040,360
Illinois Tool Works	18,096		4,233,016
Ingersoll Rand	25,751		1,447,464
Johnson Controls International	43,676		3,173,935
L3Harris Technologies	12,369		2,588,708
Lockheed Martin	15,342		5,970,032
Masco	15,250		965,783
Northrop Grumman	9,486		3,508,871
Otis Worldwide	26,727		2,283,288
PACCAR	22,320		2,075,537
Parker-Hannifin	8,190		2,538,982
Pentair	10,140	[b]	645,918
Quanta Services	9,003		924,788
Raytheon Technologies	94,349		8,509,336
Rockwell Automation	7,363		2,129,527
Roper Technologies	6,640		2,902,742
Snap-on	3,361		699,928
Stanley Black & Decker	10,204		1,782,129
Textron	14,239		969,106
The Boeing Company	35,140	[a]	7,036,434
Trane Technologies	15,086		2,611,387
TransDigm Group	3,318	[a]	2,044,518
United Rentals	4,649	[a]	1,488,238
W.W. Grainger	2,757		1,365,018
Westinghouse Air Brake Technologies	11,533		1,025,284
Xylem	11,658		1,224,323
			126,945,137
Commercial & Professional Services - .8%
Cintas	5,553		2,174,166
Copart	13,492	[a]	1,743,841
Equifax	7,638		1,831,287
IHS Markit	25,336		2,958,991
Jacobs Engineering Group	8,294		1,079,713
Leidos Holdings	8,880		794,316
Nielsen Holdings	18,568		350,192

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Commercial & Professional Services - .8% (continued)
Republic Services	13,292		1,696,857
Robert Half International	6,863		777,303
Rollins	13,970		430,975
Verisk Analytics	9,831		1,928,154
Waste Management	23,887		3,593,560
			19,359,355
Consumer Durables & Apparel - 1.0%
D.R. Horton	20,627		1,840,341
Garmin	9,449		1,175,645
Hasbro	7,923		732,719
Lennar, Cl. A	17,183		1,651,458
Mohawk Industries	3,552	[a]	560,754
Newell Brands	25,016		580,621
NIKE, Cl. B	81,087		12,006,552
NVR	208	[a]	1,108,062
PulteGroup	16,371		862,588
PVH	4,675		444,172
Ralph Lauren	3,183		352,804
Tapestry	17,376		659,419
Under Armour, Cl. A	10,780	[a]	202,987
Under Armour, Cl. C	11,961	[a]	191,256
VF	20,582		1,342,152
Whirlpool	3,922		824,365
			24,535,895
Consumer Services - 1.9%
Booking Holdings	2,617	[a]	6,427,692
Caesars Entertainment	13,276	[a]	1,010,835
Carnival	51,123	[a,b]	1,012,747
Chipotle Mexican Grill	1,785	[a]	2,651,760
Darden Restaurants	8,498		1,188,615
Domino's Pizza	2,284		1,038,421
Expedia Group	9,073	[a]	1,662,990
Hilton Worldwide Holdings	17,688	[a]	2,566,706
Las Vegas Sands	22,807	[a]	998,947
Marriott International, Cl. A	17,376	[a]	2,799,621
McDonald's	47,365		12,288,849
MGM Resorts International	23,448		1,001,699
Norwegian Cruise Line Holdings	25,213	[a]	525,187
Penn National Gaming	10,027	[a]	457,331
Royal Caribbean Cruises	14,191	[a]	1,104,202
Starbucks	74,087		7,284,234
Wynn Resorts	7,165	[a]	612,249
Yum! Brands	18,117		2,267,705
			46,899,790

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Diversified Financials - 5.1%
American Express	39,283		7,063,869
Ameriprise Financial	7,134		2,170,948
Berkshire Hathaway, Cl. B	115,440	[a]	36,135,029
BlackRock	8,992		7,399,876
Capital One Financial	26,495		3,887,611
Cboe Global Markets	6,867		813,946
CME Group	22,877		5,250,271
Discover Financial Services	18,787		2,174,595
FactSet Research Systems	2,401		1,012,958
Franklin Resources	18,256		583,644
Intercontinental Exchange	35,870		4,543,294
Invesco	22,623		512,637
MarketAxess Holdings	2,416		832,264
Moody's	10,309		3,535,987
Morgan Stanley	91,167		9,348,264
MSCI	5,195		2,785,143
Nasdaq	7,480		1,340,491
Northern Trust	13,009		1,517,370
Raymond James Financial	11,656		1,234,021
S&P Global	15,367	[b]	6,380,686
State Street	23,007		2,174,162
Synchrony Financial	33,882		1,443,034
T. Rowe Price Group	14,424		2,227,498
The Bank of New York Mellon	47,891		2,838,021
The Charles Schwab	94,272		8,267,654
The Goldman Sachs Group	21,509		7,628,812
			123,102,085
Energy - 3.3%
APA	24,847		825,169
Baker Hughes	54,101		1,484,531
Chevron	121,511		15,958,040
ConocoPhillips	83,139		7,367,778
Coterra Energy	47,807		1,046,973
Devon Energy	40,507		2,048,439
Diamondback Energy	11,225		1,416,146
EOG Resources	36,807		4,103,244
Exxon Mobil	266,666		20,255,949
Halliburton	56,170		1,726,666
Hess	17,811		1,643,777
Kinder Morgan	122,145		2,120,437
Marathon Oil	51,681		1,006,229
Marathon Petroleum	38,803		2,784,115
Occidental Petroleum	55,436		2,088,274
ONEOK	28,198		1,711,055

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Energy - 3.3% (continued)
Phillips 66	27,765		2,354,194
Pioneer Natural Resources	13,924		3,047,824
Schlumberger	88,839		3,470,940
The Williams Companies	76,210		2,281,727
Valero Energy	25,605		2,124,447
			80,865,954
Food & Staples Retailing - 1.4%
Costco Wholesale	27,824		14,054,737
Sysco	32,141		2,511,819
The Kroger Company	43,036		1,875,939
Walgreens Boots Alliance	45,047		2,241,539
Walmart	89,644		12,533,128
			33,217,162
Food, Beverage & Tobacco - 3.1%
Altria Group	114,931		5,847,689
Archer-Daniels-Midland	35,473		2,660,475
Brown-Forman, Cl. B	11,418		769,916
Campbell Soup	13,732		605,856
Conagra Brands	31,174		1,083,608
Constellation Brands, Cl. A	10,330		2,455,958
General Mills	37,252		2,558,467
Hormel Foods	17,848		847,245
Kellogg	16,417		1,034,271
Lamb Weston Holdings	9,301		597,217
McCormick & Co.	16,202		1,625,223
Molson Coors Beverage, Cl. B	11,640		554,762
Mondelez International, Cl. A	89,071		5,970,429
Monster Beverage	23,550	[a]	2,042,256
PepsiCo	86,963		15,089,820
Philip Morris International	98,132		10,092,876
The Coca-Cola Company	244,356		14,908,160
The Hershey Company	9,418		1,856,005
The J.M. Smucker Company	7,092		996,993
The Kraft Heinz Company	42,233		1,511,941
Tyson Foods, Cl. A	18,908		1,718,548
			74,827,715
Health Care Equipment & Services - 5.6%
Abbott Laboratories	111,464		14,207,201
ABIOMED	2,913	[a]	861,869
Align Technology	4,735	[a]	2,343,636
AmerisourceBergen	9,696		1,320,595
Anthem	15,266		6,732,153
Baxter International	32,240		2,754,586
Becton Dickinson & Co.	18,286		4,647,204

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Health Care Equipment & Services - 5.6% (continued)
Boston Scientific	90,598	[a]	3,886,654
Cardinal Health	16,435		847,553
Centene	37,022	[a]	2,878,831
Cerner	18,657		1,701,518
Cigna	21,102		4,863,167
CVS Health	82,946		8,834,578
DaVita	3,981	[a]	431,421
Dentsply Sirona	13,654		729,397
DexCom	6,105	[a]	2,628,080
Edwards Lifesciences	39,693	[a]	4,334,476
HCA Healthcare	15,065		3,616,353
Henry Schein	8,987	[a]	676,721
Hologic	15,703	[a]	1,102,979
Humana	8,175		3,208,687
IDEXX Laboratories	5,410	[a]	2,744,493
Intuitive Surgical	22,389	[a]	6,362,506
Laboratory Corp. of America Holdings	6,117	[a]	1,659,909
McKesson	9,805		2,517,140
Medtronic	84,545		8,749,562
Quest Diagnostics	7,566		1,021,561
ResMed	9,233		2,110,664
Steris	6,045		1,356,498
Stryker	21,389		5,305,541
Teleflex	2,887		895,519
The Cooper Companies	3,091		1,231,145
UnitedHealth Group	59,369		28,056,008
Universal Health Services, Cl. B	4,165		541,700
Zimmer Biomet Holdings	13,225		1,626,940
			136,786,845
Household & Personal Products - 1.6%
Church & Dwight	15,487		1,589,741
Colgate-Palmolive	53,688		4,426,576
Kimberly-Clark	21,388		2,944,058
The Clorox Company	7,628		1,280,436
The Estee Lauder Companies, Cl. A	14,414		4,494,141
The Procter & Gamble Company	152,541		24,475,203
			39,210,155
Insurance - 1.9%
Aflac	39,117		2,457,330
American International Group	51,587		2,979,149
Aon, Cl. A	13,889		3,839,475
Arthur J. Gallagher & Co.	13,101		2,069,172
Assurant	3,645		555,899
Brown & Brown	14,225		942,833

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Insurance - 1.9% (continued)
Chubb	27,301		5,385,941
Cincinnati Financial	9,651		1,137,177
Everest Re Group	2,211		626,597
Globe Life	5,831		596,511
Lincoln National	11,158		780,837
Loews	12,933		771,583
Marsh & McLennan	31,543		4,846,267
MetLife	45,840		3,074,030
Principal Financial Group	14,648		1,070,183
Prudential Financial	23,780		2,653,135
The Allstate	18,538		2,236,980
The Hartford Financial Services Group	21,943		1,577,043
The Progressive	37,216		4,043,891
The Travelers Companies	15,303		2,543,053
W.R. Berkley	8,735		738,108
Willis Towers Watson	7,882		1,844,073
			46,769,267
Materials - 2.5%
Air Products & Chemicals	14,091		3,975,353
Albemarle	7,565		1,669,898
Amcor	90,303		1,084,539
Avery Dennison	5,386		1,106,392
Ball	20,681		2,008,125
Celanese	6,377	[a]	992,963
CF Industries Holdings	14,068		968,863
Corteva	44,579		2,143,358
Dow	45,845		2,738,322
DuPont de Nemours	32,886		2,519,068
Eastman Chemical	8,603		1,023,155
Ecolab	15,831		2,999,183
FMC	8,116		895,763
Freeport-McMoRan	92,610		3,446,944
International Flavors & Fragrances	15,794		2,083,544
International Paper	22,831		1,101,596
Linde	32,309		10,296,232
LyondellBasell Industries, Cl. A	16,485		1,594,594
Martin Marietta Materials	3,997		1,555,313
Newmont	50,751		3,104,439
Nucor	17,841		1,809,077
Packaging Corp. of America	5,934		893,838
PPG Industries	14,903		2,327,849
Sealed Air	9,613		652,915
The Mosaic Company	22,936		916,293
The Sherwin-Williams Company	15,428		4,420,276

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Materials - 2.5% (continued)
Vulcan Materials	8,587		1,634,192
WestRock	17,766		820,079
			60,782,163
Media & Entertainment - 8.7%
Activision Blizzard	49,442	[a]	3,906,412
Alphabet, Cl. A	18,961	[a]	51,309,793
Alphabet, Cl. C	17,625	[a]	47,833,721
Charter Communications, Cl. A	7,798	[a]	4,626,865
Comcast, Cl. A	287,406		14,367,426
Discovery, Cl. A	10,812	[a]	301,763
Discovery, Cl. C	20,238	[a]	553,509
DISH Network, Cl. A	16,540	[a]	519,356
Electronic Arts	17,388		2,306,692
Fox, Cl. A	21,030	[a]	854,028
Fox, Cl. B	9,144	[a]	339,974
Live Nation Entertainment	8,727	[a,b]	955,694
Match Group	17,520	[a]	1,974,504
Meta Platforms, Cl. A	149,158	[a]	46,725,235
Netflix	27,921	[a]	11,926,176
News Corporation, Cl. A	24,457	[a]	543,924
News Corporation, Cl. B	8,955	[a]	199,159
Omnicom Group	13,780		1,038,461
Take-Two Interactive Software	7,347	[a]	1,200,059
The Interpublic Group of Companies	25,481		905,595
The Walt Disney Company	114,526	[a]	16,373,782
Twitter	51,520	[a]	1,932,515
ViacomCBS, Cl. B	38,230		1,278,794
			211,973,437
Pharmaceuticals Biotechnology & Life Sciences - 7.3%
AbbVie	111,155		15,216,008
Agilent Technologies	19,104		2,661,569
Amgen	35,505		8,064,606
Biogen	9,094	[a]	2,055,244
Bio-Rad Laboratories, Cl. A	1,365	[a]	818,631
Bio-Techne	2,346		883,058
Bristol-Myers Squibb	139,756		9,068,767
Catalent	10,919	[a]	1,134,812
Charles River Laboratories International	3,226	[a]	1,063,806
Danaher	40,088		11,456,750
Eli Lilly & Co.	49,907		12,246,679
Gilead Sciences	79,886		5,486,570
Illumina	9,676	[a]	3,375,182
Incyte	11,846	[a]	880,513
IQVIA Holdings	12,065	[a]	2,954,718

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.3% (continued)
Johnson & Johnson	165,945		28,590,664
Merck & Co.	158,969		12,952,794
Mettler-Toledo International	1,465	[a]	2,157,476
Moderna	22,399	[a]	3,792,823
Organon & Co.	17,175		548,054
PerkinElmer	7,635		1,314,518
Pfizer	353,806		18,642,038
Regeneron Pharmaceuticals	6,691	[a]	4,072,076
Thermo Fisher Scientific	24,839		14,438,911
Vertex Pharmaceuticals	15,759	[a]	3,830,225
Viatris	75,955		1,137,046
Waters	3,969	[a]	1,270,556
West Pharmaceutical Services	4,530		1,781,287
Zoetis	29,687		5,931,166
			177,826,547
Real Estate - 2.7%
Alexandria Real Estate Equities	8,907	[c]	1,735,440
American Tower	28,590	[c]	7,190,385
AvalonBay Communities	8,752	[c]	2,137,501
Boston Properties	9,027	[c]	1,011,746
CBRE Group, Cl. A	21,285	[a]	2,157,022
Crown Castle International	27,530	[c]	5,024,500
Digital Realty Trust	17,949	[c]	2,678,529
Duke Realty	24,120	[c]	1,393,654
Equinix	5,716	[c]	4,143,528
Equity Residential	20,691	[c]	1,835,912
Essex Property Trust	4,230	[c]	1,406,475
Extra Space Storage	8,460	[c]	1,676,687
Federal Realty Investment Trust	3,826	[c]	487,777
Healthpeak Properties	35,000	[c]	1,237,950
Host Hotels & Resorts	43,707	[a,c]	757,879
Iron Mountain	18,115	[c]	831,841
Kimco Realty	40,529	[c]	983,234
Mid-America Apartment Communities	7,229	[c]	1,494,090
Prologis	46,373	[c]	7,272,214
Public Storage	9,602	[c]	3,442,605
Realty Income	35,499	[c]	2,463,986
Regency Centers	9,320	[c]	668,710
SBA Communications	6,951	[c]	2,262,133
Simon Property Group	20,712	[c]	3,048,806
UDR	18,474	[c]	1,050,062
Ventas	24,397	[c]	1,293,529
Vornado Realty Trust	10,461	[c]	429,006

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Real Estate - 2.7% (continued)
Welltower	27,365	[c]	2,370,630
Weyerhaeuser	46,856	[c]	1,894,388
			64,380,219
Retailing - 6.4%
Advance Auto Parts	3,698		856,124
Amazon.com	27,492	[a]	82,241,493
AutoZone	1,322	[a]	2,625,955
Bath & Body Works	16,421		920,725
Best Buy	14,106		1,400,444
CarMax	10,289	[a]	1,143,828
Dollar General	14,463		3,015,246
Dollar Tree	14,270	[a]	1,872,509
eBay	39,387		2,365,977
Etsy	7,929	[a,b]	1,245,487
Genuine Parts	9,224		1,228,914
LKQ	15,683		860,840
Lowe's	43,498		10,324,250
O'Reilly Automotive	4,195	[a]	2,734,091
Pool	2,583		1,230,154
Ross Stores	21,882		2,138,966
Target	30,763		6,781,088
The Gap	14,470		261,473
The Home Depot	66,524		24,412,978
The TJX Companies	75,199		5,412,072
Tractor Supply	7,223		1,576,853
Ulta Beauty	3,261	[a]	1,186,156
			155,835,623
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices	76,121	[a]	8,696,824
Analog Devices	33,562		5,503,161
Applied Materials	56,916		7,864,653
Broadcom	25,946		15,201,242
Enphase Energy	8,552	[a]	1,201,299
Intel	257,367		12,564,657
KLA	9,403		3,660,306
Lam Research	8,875		5,235,540
Microchip Technology	35,348		2,738,763
Micron Technology	70,228		5,777,658
Monolithic Power Systems	2,705		1,089,926
NVIDIA	157,587		38,586,753
NXP Semiconductors	16,721		3,435,162
Qorvo	7,169	[a]	984,160
Qualcomm	70,599		12,408,480
Skyworks Solutions	10,609		1,554,431

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Semiconductors & Semiconductor Equipment - 5.9% (continued)
SolarEdge Technologies	3,248	[a]	773,739
Teradyne	10,010		1,175,474
Texas Instruments	58,214		10,448,831
Xilinx	15,724		3,043,380
			141,944,439
Software & Services - 13.7%
Accenture, Cl. A	39,815		14,077,788
Adobe	29,992	[a]	16,024,726
Akamai Technologies	10,637	[a]	1,218,468
Ansys	5,530	[a]	1,880,255
Autodesk	14,005	[a]	3,498,309
Automatic Data Processing	26,429		5,448,867
Broadridge Financial Solutions	7,543		1,200,996
Cadence Design Systems	17,587	[a]	2,675,686
Ceridian HCM Holding	8,208	[a]	622,331
Citrix Systems	7,857		800,943
Cognizant Technology Solutions, Cl. A	32,434		2,770,512
DXC Technology	16,290	[a]	490,003
EPAM Systems	3,622	[a]	1,724,579
Fidelity National Information Services	38,182		4,578,785
Fiserv	37,920	[a]	4,008,144
FLEETCOR Technologies	4,765	[a]	1,135,309
Fortinet	8,610	[a]	2,559,236
Gartner	5,033	[a]	1,479,148
Global Payments	18,641		2,793,913
International Business Machines	56,193		7,505,699
Intuit	17,819		9,893,643
Jack Henry & Associates	4,789		803,642
Mastercard, Cl. A	54,682		21,128,031
Microsoft	473,264		147,175,639
NortonLifeLock	35,757		930,040
Oracle	101,667		8,251,294
Paychex	20,641		2,430,684
Paycom Software	3,085	[a]	1,034,401
PayPal Holdings	73,902	[a]	12,706,710
PTC	6,491	[a]	754,644
salesforce.com	61,711	[a]	14,355,830
ServiceNow	12,638	[a]	7,403,088
Synopsys	9,613	[a]	2,984,836
Tyler Technologies	2,576	[a]	1,220,509
Verisign	5,773	[a]	1,253,780
Visa, Cl. A	105,709	[b]	23,908,205
			332,728,673

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Technology Hardware & Equipment - 8.9%
Amphenol, Cl. A	37,672		2,998,314
Apple	982,464		171,715,058
Arista Networks	14,276	[a]	1,774,650
CDW	8,689		1,642,655
Cisco Systems	265,389		14,774,206
Corning	46,516		1,955,533
F5	3,826	[a]	794,354
Hewlett Packard Enterprise	84,839		1,385,421
HP	73,293		2,692,052
IPG Photonics	2,184	[a]	337,362
Juniper Networks	21,577		751,311
Keysight Technologies	11,676	[a]	1,971,142
Motorola Solutions	10,441		2,421,686
NetApp	14,341		1,240,640
Seagate Technology Holdings	13,028		1,395,950
TE Connectivity	20,848		2,981,472
Teledyne Technologies	2,937	[a]	1,237,740
Trimble	15,647	[a]	1,129,088
Western Digital	19,743	[a]	1,021,503
Zebra Technologies, Cl. A	3,431	[a]	1,746,791
			215,966,928
Telecommunication Services - 1.2%
AT&T	450,131		11,478,340
Lumen Technologies	56,505	[b]	698,402
T-Mobile US	36,317	[a]	3,928,410
Verizon Communications	260,353		13,858,590
			29,963,742
Transportation - 1.8%
Alaska Air Group	8,167	[a]	447,062
American Airlines Group	39,757	[a,b]	654,798
C.H. Robinson Worldwide	8,051		842,537
CSX	140,786		4,817,697
Delta Air Lines	41,506	[a]	1,647,373
Expeditors International of Washington	10,840		1,240,963
FedEx	15,519		3,815,501
J.B. Hunt Transport Services	5,284		1,017,381
Norfolk Southern	15,292		4,159,271
Old Dominion Freight Line	5,944		1,794,672
Southwest Airlines	37,446	[a]	1,676,083
Union Pacific	40,378		9,874,440
United Airlines Holdings	20,612	[a]	883,843
United Parcel Service, Cl. B	45,880		9,277,395
			42,149,016

Description		Shares		Value ($)
Common Stocks - 99.2% (continued)
Utilities - 2.5%
Alliant Energy		15,665		937,707
Ameren		16,470		1,461,548
American Electric Power		31,762		2,871,285
American Water Works		11,492		1,847,914
Atmos Energy		8,517		913,193
CenterPoint Energy		37,084		1,051,702
CMS Energy		18,440		1,187,167
Consolidated Edison		22,349		1,932,071
Dominion Energy		51,443		4,149,392
DTE Energy		12,419		1,495,620
Duke Energy		47,809		5,022,814
Edison International		24,695		1,550,599
Entergy		12,080		1,350,182
Evergy		14,534		944,129
Eversource Energy		21,748		1,946,229
Exelon		61,625		3,571,169
FirstEnergy		33,831		1,419,549
NextEra Energy		123,683		9,662,116
NiSource		24,995		729,354
NRG Energy		16,034		640,238
Pinnacle West Capital		7,014		488,245
PPL		47,888		1,421,316
Public Service Enterprise Group		32,027		2,130,756
Sempra Energy		20,056		2,770,937
The AES		43,076		955,426
The Southern Company		67,397		4,683,418
WEC Energy Group		19,957		1,936,627
Xcel Energy		33,762		2,351,861
				61,422,564
Total Common Stocks (cost $474,949,690)				2,410,179,418
	1-Day Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $17,745,857)	0.09	17,745,857	[d]	17,745,857

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $629,744)	0.09	629,744	[d]	629,744

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $493,325,291)	99.9%	2,428,555,019
Cash and Receivables (Net)	.1%	1,447,831
Net Assets	100.0%	2,430,002,850

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $28,379,303 and the value of the collateral was $28,777,788, consisting of cash collateral of $629,744 and U.S. Government & Agency securities valued at $28,148,044. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon S&P 500 Index Fund

January 31, 2022 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	91	3/18/2022	20,600,716	20,494,338	(106,378)
Gross Unrealized Depreciation				(106,378)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon S&P 500 Index Fund

January 31, 2022 (Unaudited)

The following is a summary of the inputs used as of January 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,410,179,418	-	-	2,410,179,418
Investment Companies	18,375,601	-	-	18,375,601
Liabilities ($)
Other Financial Instruments:
Futures††	(106,378)	-	-	(106,378)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2022, accumulated net unrealized appreciation on investments was $1,935,229,728, consisting of $1,952,535,121 gross unrealized appreciation and $17,305,393 gross unrealized depreciation.

At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.